Jun. 30, 2024
UBS US Dividend Ruler Fund | UBS US Dividend Ruler Fund
Investment objective
The Fund seeks to maximize total return, consisting of capital appreciation and current income.
Fees and expenses

These tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. In addition to the fees and expenses described below, you also may be required to pay commissions or other fees to your broker for transactions in Class P shares.

Shareholder fees (fees paid directly from your investment)
Class P
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum contingent deferred sales charge (load) (CDSC) (as a % of purchase or sales price, whichever is less)	None

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Class P
Management fees	0.50%
Distribution and/or service (12b-1) fees	None
Other expenses[1,2]	0.36
Total annual fund operating expenses	0.86
Less management fee waiver/expense reimbursements[3]	0.36
Total annual fund operating expenses after management fee waiver/expense reimbursements[3]	0.50

[1]  "Other expenses" include "Acquired fund fees and expenses," which were less than 0.01% of the average net assets of the Fund.

[2]  "Other expenses" do not reflect any extraordinary expenses incurred during the most recent fiscal year, such as the costs associated with a proxy statement of the Fund. Had these expenses been included, "Other expenses" would have been 0.37%.

[3]  The Trust, with respect to the Fund, and UBS Asset Management (Americas) LLC, the Fund's investment advisor and administrator ("UBS AM (Americas)" or the "Advisor"), have entered into a written agreement pursuant to which the Advisor has agreed to waive a portion of its management fees and/or to reimburse expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions, dividend expense and security loan fees for securities sold short, and extraordinary expenses, such as proxy-related expenses) to the extent necessary so that the Fund's ordinary operating expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions, dividend expense and security loan fees for securities sold short, and extraordinary expenses, such as proxy-related expenses), through the period ending October 28, 2025, do not exceed 0.50% for Class P shares. Pursuant to the written agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses to the extent such reimbursement can be made during the three years following the period during which such fee waivers and expense reimbursements were made, provided that the reimbursement of the Advisor by the Fund will not cause the Fund to exceed the lesser of any applicable expense limit that is in place for the Fund (i) at the time of the waiver or reimbursement or (ii) at the time of the recoupment. The fee waiver/expense reimbursement agreement may be terminated by the Fund's Board of Trustees at any time and also will terminate automatically upon the expiration or termination of the Fund's advisory contract with the Advisor. Upon termination of the fee waiver/expense reimbursement agreement, however, UBS AM (Americas)'s three year recoupment rights will survive.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs described in the example reflect the expenses of the Fund that would result from the contractual fee waiver and expense reimbursement agreement with the Advisor for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Class P	$51	$238	$441	$1,027

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's port-

folio turnover rate was 26% of the average value of its portfolio.

Principal strategies

Principal investments

To achieve its investment objective, the Fund invests in, or seeks exposure to, stocks with attractive growth (earnings and dividend), attractive dividend yield, quality, and valuation profiles.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in US companies. In addition, under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in dividend paying securities. The Fund invests a substantial portion of its net assets in large-capitalization equities traded in the United States. Investments in equity securities may include but are not limited to common stock (including real estate investment trusts ("REITs")) of issuers located throughout the world, and American Depositary Receipts. The Fund may invest in issuers from both developed markets (including the United States) and emerging markets.

Under normal circumstances, the Advisor intends to invest the Fund's portfolio under the following guidelines, but reserves the right to deviate if economic and business conditions warrant:

•  20-50 stocks in the portfolio

•  Companies with a market capitalization of $2.5 billion or greater

•  Typical allocation to American Depository Receipts (ADRs) of 15% or less

•  Minimum of 6 sectors included in the portfolio for diversification purposes

•  The Fund aims to be fully invested but may allow for a cash allocation—with a range of 1-10%—for liquidity purposes.

Under certain market conditions, the Fund may, but is not required to, use exchange traded derivative instruments for risk management purposes or as part of the Fund's investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, index or other market factor and may relate to stocks, bonds, interest rates, credit, currencies or currency exchange rates, commodities and related indexes. The derivatives in which the Fund may invest include futures, forward currency agreements and equity participation notes. All of these derivatives may be used for risk man-

agement purposes to manage or adjust the risk profile of the Fund. Futures on currencies and forward currency agreements may also be used to hedge against a specific currency. In addition, all of the derivative instruments listed above may be used for investment (non-hedging) purposes to earn income; to enhance returns; to replace more traditional direct investments (except for forward currency agreements); or to obtain exposure to certain markets (except for forward currency agreements). The Fund also may use futures contracts on equity securities and indices to gain market exposure on its uninvested cash.

The Fund also may at times invest in ETFs and other investment companies for the purpose of gaining exposure to the stock market while maintaining liquidity.

Management process

The Advisor seeks to invest in companies that the Advisor believes have attractive current dividend yields, and strong and consistent historical and prospective dividend growth. The Advisor believes that this focus on consistent and sustainable dividend growth underscores a quality bias for the portfolio which the Advisor believes can help mitigate downside risks and deliver attractive risk-adjusted total returns through the market cycle when compared to the broader equity market.

In selecting individual securities for investment, the Advisor begins with a quantitative model to identify candidates for the portfolio. The investable universe of stocks is screened for the following metrics:

•  Attractive dividend yield: Indicated dividend yield equal to or greater than the S&P 500 indicated dividend yield

•  Healthy dividend growth: 10-year compound annual growth rate of dividends per share (DPS) of greater than 4%

•  Strong dividend consistency: steady and stable dividend payments and growth over the last 10 years

The Advisor may modify the quantitative screening process at any time, without shareholder approval or notice.

Stocks that meet the above criteria may be eligible for inclusion in the portfolio. Stocks are then reviewed from a "bottom-up" or fundamental perspective by the Advisor, leveraging the intellectual capital of UBS Global Wealth Management ("WM"), an affiliate of the Advisor, Chief Investment Office ("CIO") equity strategists and equity sector analysts, as well as other resources. The Advisor assesses the fundamental outlook for earnings per share, dividends per share growth, quality, and valuation—among other metrics—while determining potential upside and downside risks given current and expected market environments. This assessment is determined with the intention of owning stocks for the portfolio over a multi-year time horizon.

In addition, the Advisor constructs the portfolio taking into account several investment considerations including but not limited to: the UBS House View (a publication of macro and thematic views of WM CIO) on markets, regions, sectors and style factors. While the Advisor may receive input from multiple business units within UBS, the Advisor has final discretion in the portfolio's construction.

The Fund is classified by UBS AM (Americas) as an "ESG-integrated" fund. The Fund's investment process integrates material sustainability and/or ESG considerations into the research process for equity portfolio investments and portfolio holdings for which ESG data is available. Therefore, the Advisor does not assess every investment for ESG factors and, when it does, not every ESG factor may be identified or evaluated. ESG integration is driven by taking into account material sustainability and/or ESG risks which could impact investment returns, rather than being driven by specific ethical principles or norms. The analysis of material sustainability and/or ESG considerations can include many different aspects, including, for example, the carbon footprint, employee health and well-being, supply chain management, fair customer treatment and governance processes of a company. ESG considerations and weights considered may change over time. The Fund's portfolio managers may still invest in securities without respect to sustainability and/or ESG considerations or in securities which present sustainability and/or ESG risks, including where the portfolio managers believe the potential compensation outweighs the risks identified.

Performance

Risk/return bar chart and table

The performance information that follows shows the Fund's performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance year to year and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance. The index reflects no deduction for fees, expenses or taxes. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance for the Fund is available at www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Total return (Class P)*

*  2021 is the Fund's first full calendar year of operations.
Total return January 1 - September 30, 2024: 20.64%
Best quarter during calendar years shown—4Q 2022: 14.07%
Worst quarter during calendar years shown—2Q 2022: (10.72)%

Average annual total returns (for the periods ended December 31, 2023)
Class (inception date)	1 year	Life of class
Class P (July 9, 2020) Return before taxes	13.56%	12.43%
Return after taxes on distributions	12.37	11.53
Return after taxes on distributions and sale of fund shares	8.16	9.52
S&P 500 Index	26.29	14.43